Reconciliation of Income Taxes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
Income tax expenses, PRC statutory tax rate	25.00%	25.00%	25.00%
CHINA
Schedule Of Effective Tax Rates Line Items
Income tax expenses, PRC statutory tax rate	25.00%
Shenzhen Douwan Network Technology Co., Ltd. ("Shenzhen Douwan") | Deemed Profit Method
Schedule Of Effective Tax Rates Line Items
Deemed profits, percentage of net revenue	30.00%
Shenzhen Douwan Network Technology Co., Ltd. ("Shenzhen Douwan") | CHINA
Schedule Of Effective Tax Rates Line Items
Income tax expenses, PRC statutory tax rate	25.00%